Short-Term Debt - Schedule of Short-Term Debt (Details) - Short-Term Debt [Member] - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Short-Term Debt [Line Items]
Total short-term debt	$ 797,368	$ 1,099,489
Promissory note [Member]
Schedule of Short-Term Debt [Line Items]
Total short-term debt	797,368	548,886
Senior secured promissory note [Member]
Schedule of Short-Term Debt [Line Items]
Total short-term debt		$ 550,603